united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)

	BONDS & NOTES - 25.7%
	MISCELLANEOUS MANUFACTURING - 3.0%
3,250,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	3,067,919

	OIL & GAS - 2.7%
1,500,000	Whiting Petroleum Corp.		5.7500	3/15/2021	1,526,250
750,000	Whiting Petroleum Corp.		6.6250	1/15/2026	738,750
500,000	WPX Energy, Inc.		6.0000	1/15/2022	518,750
					2,783,750
	OTHER ABS - 14.9%
1,500,000	ALM XIX Ltd. 2012-7A BR (a,b)	3 Month LIBOR + 2.50%	5.2873	10/15/2028	1,500,944
1,000,000	Anchorage Capital CLO 8 Ltd. 2016-8A BR (a,b)	3 Month LIBOR + 1.60%	4.3648	7/28/2028	995,192
2,000,000	ARES L CLO Ltd. 2018-50A A (a,b)	3 Month LIBOR + 1.17%	3.9475	1/15/2032	1,994,899
500,000	BlueMountain CLO 2016-3 Ltd. (a,b)	3 Month LIBOR + 1.70%	4.3837	11/15/2030	497,232
2,500,000	BlueMountain CLO XXIII Ltd. 2018-23A A1 (a,b)	3 Month LIBOR + 1.15%	3.6146	10/20/2031	2,486,235
975,000	BlueMountain Fuji US Clo I Ltd. 2017-1A C (a,b)	3 Month LIBOR + 2.35%	5.1110	7/20/2029	975,563
2,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd. (a,b)	3 Month LIBOR + 1.18%	3.9769	1/14/2032	1,995,051
500,000	Dryden 33 Senior Loan Fund 204-33A BR (a,b)	3 Month LIBOR + 1.85%	4.6373	10/16/2028	500,113
250,000	Madison Park Funding XII Ltd. 2017-12A B1(a,b)	3 Month LIBOR + 1.65%	4.4110	7/20/2026	250,169
625,000	Octagon Investment Partners 32 Ltd. 2017-1A B1 (a,b)	3 Month LIBOR + 1.70%	4.4873	7/15/2029	625,406
1,000,000	OHA Loan Funding 2015-1 Ltd. 2015-1A BR (a,b)	3 Month LIBOR + 1.80%	4.4837	8/15/2029	1,000,741
2,000,000	Symphony CLO XVI Ltd. 2015-16A AR (a,b)	3 Month LIBOR + 1.15%	3.9373	10/15/2031	1,987,465
750,000	Voya 2012-4 Ltd. 2012-4A A2R (a,b)	3 Month LIBOR + 1.85%	4.6373	10/15/2028	751,041
					15,560,051
	PIPELINES - 2.7%
750,000	Energy Transfer Operating LP (a)	3 Month LIBOR + 4.03%	6.2500	Perpetual	685,481
1,500,000	Plains All American Pipeline LP (a)	3 Month LIBOR + 4.11%	6.1250	Perpetual	1,389,038
750,000	Transcanada Trust (a)	3 Month LIBOR + 4.64%	5.8750	8/15/2076	747,356
					2,821,875
	TRANSPORTATION - 2.4%
2,500,000	XPO Logistics, Inc. (b)		6.1250	9/1/2023	2,503,125

	TOTAL BONDS & NOTES (Cost - $26,376,742)				26,736,720

	CONVERTIBLE BONDS - 3.0%
	BIOTECHNOLOGY - 2.0%
2,250,000	Intercept Pharmaceuticals, Inc.		3.2500	7/1/2023	2,115,137

	OIL & GAS - 1.0%
1,000,000	Whiting Petroleum Corp.		1.2500	4/1/2020	962,723

	TOTAL CONVERTIBLE BONDS (Cost - $3,067,875)				3,077,860

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.1%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 52.7%
131,955,650	Fannie Mae-Aces 2010-M3 X (f,g)		0.1826	3/25/2020	788,641
21,986	Fannie Mae-Aces 2010-M4 A3 (g)		3.8190	6/25/2020	22,152
68,796,048	Fannie Mae-Aces 2010-M4 X (f,g)		0.7364	6/25/2020	525,946
214,975,200	Fannie Mae-Aces 2010-M6 X (f,g)		0.1317	9/25/2020	1,377,185
239,000,664	Fannie Mae-Aces 2011-M1 X (f,g)		0.0127	6/25/2021	1,456,410
244,830,801	Fannie Mae-Aces 2011-M2 X (f,g)		0.0048	4/25/2021	1,597,138
134,338,931	Fannie Mae-Aces 2011-M3 X (f,g)		0.0016	7/25/2021	850,114
235,288,911	Fannie Mae-Aces 2011-M4 X (f,g)		0.0001	6/25/2021	1,580,847
323,108,723	Fannie Mae-Aces 2011-M8 X (f,g)		0.0001	8/25/2021	1,666,029
166,846,740	Fannie Mae-Aces 2011-M9 X (f,g)		0.0001	1/25/2021	586,571
312,466,108	Fannie Mae-Aces 2012-M1 X (f,g)		0.0001	10/25/2021	1,269,394
29,758,053	Fannie Mae-Aces 2012-M4 X1 (f,g)		0.5542	4/25/2022	372,720
144,739,096	Fannie Mae-Aces 2013-M3 X2 (f,g)		0.1142	11/25/2022	621,926
253,710,422	Fannie Mae-Aces 2018-M5 XI (f,g)		0.2010	9/25/2021	1,149,625
274,325,828	Fannie Mae-Aces 2018-M5 XP (g)		0.2000	9/25/2021	2,014,580
7,450,276	Freddie Mac Multifamily Structured Pass Through Certificates K057 X1 (f,g)		1.1915	7/25/2026	535,638
30,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K722 X3 (f,g)		1.4475	7/25/2044	1,617,750
5,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K728 X3 (f,g)		1.9538	11/25/2045	485,525
48,585,000	Freddie Mac Multifamily Structured Pass Through Certificates KS07 X (f,g)		0.6534	9/25/2025	1,935,809
4,826,465	Government National Mortgage Association 2011-121 (a,g)	(1 Month LIBOR) + 6.10%	3.6449	3/16/2043	479,340
51,557,224	Government National Mortgage Association 2012-89 (f,g)		0.6350	12/16/2053	1,321,154
20,150,613	Government National Mortgage Association 2012-125 (f,g)		0.3848	2/16/2053	531,674
36,027,001	Government National Mortgage Association 2012-132 (f,g)		0.7691	6/16/2054	1,291,388

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Continued) - 65.1%
34,889,861		Government National Mortgage Association 2012-139 (f,g)	0.8134	2/16/2053	1,972,149
24,164,444		Government National Mortgage Association 2013-63 (f,g)	0.7904	9/16/2051	1,406,492
48,676,519		Government National Mortgage Association 2013-141 (f,g)	0.6140	6/16/2040	889,868
14,957,418		Government National Mortgage Association 2013-146 (f,g)	0.7954	11/16/2048	570,999
36,946,166		Government National Mortgage Association 2013-176 (f,g)	1.0353	3/16/2046	1,881,945
56,510,695		Government National Mortgage Association 2013-178 (f,g)	0.6666	6/16/2055	2,077,616
13,913,023		Government National Mortgage Association 2014-16 (f,g)	0.7378	6/16/2055	528,260
3,646,945		Government National Mortgage Association 2015-21 (f,g)	0.9903	7/16/2056	210,265
16,668,927		Government National Mortgage Association 2015-23 (f,g)	1.6560	10/16/2041	589,924
7,843,158		Government National Mortgage Association 2015-32 (f,g)	0.8405	9/16/2049	460,276
19,023,214		Government National Mortgage Association 2015-47 (f,g)	0.8325	10/16/2056	1,076,001
19,744,285		Government National Mortgage Association 2015-68 (f,g)	0.7650	7/16/2057	1,050,297
30,304		Government National Mortgage Association 2015-107 (f,g)	0.8893	3/16/2057	1,484
15,694,775		Government National Mortgage Association 2015-120 (f,g)	0.8606	3/16/2057	943,334
27,525,615		Government National Mortgage Association 2015-136 (f,g)	0.6559	8/16/2055	1,373,941
6,752,260		Government National Mortgage Association 2015-146 (f,g)	0.8457	7/16/2055	393,218
15,134,798		Government National Mortgage Association 2015-188 (f,g)	0.7084	7/16/2057	689,012
18,154,192		Government National Mortgage Association 2016-2 (f,g)	0.9093	4/16/2057	1,236,754
18,321,384		Government National Mortgage Association 2016-26 (f,g)	0.9647	2/16/2058	1,236,693
9,441,653		Government National Mortgage Association 2016-50 (f,g)	1.0377	8/16/2057	672,718
5,150,853		Government National Mortgage Association 2016-64 (f,g)	0.9635	12/16/2057	349,292
22,389,120		Government National Mortgage Association 2016-67 (f,g)	1.1675	7/16/2057	1,805,123
4,526,487		Government National Mortgage Association 2016-86 (f,g)	1.0458	3/16/2058	352,217
9,421,757		Government National Mortgage Association 2016-94 (f,g)	1.1716	12/16/2057	774,351
17,257,718		Government National Mortgage Association 2016-119 (f,g)	1.1243	4/16/2058	1,380,617
19,017,415		Government National Mortgage Association 2016-127 (f,g)	0.9483	5/16/2058	1,420,363
16,066,118		Government National Mortgage Association 2016-143 (g)	0.9606	10/16/2056	1,225,042
7,035,143		Government National Mortgage Association 2016-175 (f,g)	0.9206	9/16/2058	507,849
4,840,942		Government National Mortgage Association 2017-21 (f,g)	0.7950	10/16/2058	360,481
22,015,563		Government National Mortgage Association 2017-148 (f,g)	0.6575	7/16/2059	1,315,980
19,872,804		Government National Mortgage Association 2018-99 (f,g)	0.5172	6/16/2060	1,163,652
11,936,601		Government National Mortgage Association 2018-109 (f,g)	0.7674	7/16/2060	980,055
					54,973,824
		U.S. TREASURY OBLIGATIONS - 12.4%
5,000,000		United States Treasury Note	1.2500	1/31/2020	4,941,602
5,000,000		United States Treasury Note	2.5000	1/31/2021	4,998,047
3,000,000		United States Treasury Note	2.5000	1/31/2024	2,998,828
					12,938,477

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $69,167,783)			67,912,301

Shares		PREFERRED STOCKS - 1.0%	Dividend Rate (%)
		AUCTION RATE PREFERRED STOCKS - 1.0%
27		Eaton Vance Senior Floating-Rate Trust (c,d,e)	3.6680	Perpetual	641,250
18		Eaton Vance Senior Floating-Rate Trust (c,d,e)	3.5930	Perpetual	427,500
		TOTAL PREFERRED STOCK - (Cost $1,125,000)			1,068,750

		SHORT - TERM INVESTMENTS - 4.7%
		MONEY MARKET FUND - 4.7%
4,922,615		Federated Treasury Obligations Fund - Institutional Class 2.29% (a) (Cost - $4,922,615)			4,922,615

		TOTAL INVESTMENTS - 99.5% (Cost - $104,660,015)			$ 103,718,246
		LIABILITIES LESS OTHER ASSETS - 0.5%			512,093
		NET ASSETS - 100.0%			$ 104,230,339

		ABS - Asset Backed Security
		CLO - Collateralized Loan Obligation
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At February 28, 2019, these securities amounted
		to $18,063,176 or 17.3% of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	The Advisor or Trustees have determined these securities to be illiquid. On February 28, 2019, these securities amounted
		to $1,068,750 or 1.0 % of net assets.
	(e)	Rate shown represents the dividend rate as of February 28, 2019.
	(f)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates
		and prepayments on the underlying pool of assets. The rate represents the rate at February 28, 2019.
	(g)	Interest only security.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 20.7%
	MISCELLANEOUS MANUFACTURING - 2.1%
750,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	707,981

	OIL & GAS - 3.1%
500,000	Whiting Petroleum Corp.		5.7500	3/15/2021	508,750
250,000	Whiting Petroleum Corp.		6.6250	1/15/2026	246,250
272,000	WPX Energy, Inc.		6.0000	1/15/2022	282,200
					1,037,200
	OTHER ABS - 9.7%
500,000	ALM VII Ltd. 2012-7A BR (a,b)	3 Month LIBOR + 2.50%	5.2873	10/15/2028	500,315
500,000	ALM XVII Ltd. 2015-17A A2R (a,b)	3 Month LIBOR + 1.60%	4.3873	1/15/2028	498,379
500,000	Anchorage Capital CLO 8 Ltd. 2016-3A A2 (a,b)	3 Month LIBOR + 1.60%	4.3648	7/28/2028	497,596
500,000	Barings Clo Ltd 2016-3A A2 (a,b)	3 Month LIBOR + 1.90%	4.6873	1/15/2028	500,088
500,000	Dryden 33 Senior Loan Fund 2014-33A BR (a,b)	3 Month LIBOR + 1.85%	4.6373	10/16/2028	500,113
500,000	OHA Loan Funding Ltd. 2015-1A BR (a,b)	3 Month LIBOR + 1.80%	4.4837	8/15/2029	500,370
250,000	Voya Ltd. 2012-1A A2R (a,b)	3 Month LIBOR + 1.85%	4.6373	10/15/2028	250,347
					3,247,208
	PIPELINES - 2.8%
250,000	Energy Transfer Operating LP (a)	3 Month LIBOR + 4.03%	6.2500	Perpetual	228,494
500,000	Plains All American Pipeline LP (a)	3 Month LIBOR + 4.11%	6.1250	Perpetual	463,012
250,000	Transcanada Trust (a)	3 Month LIBOR + 4.64%	5.8750	8/15/2076	249,119
					940,625
	TRANSPORTATION - 3.0%
1,000,000	XPO Logistics, Inc. (b)		6.1250	9/1/2023	1,001,250

	TOTAL BONDS & NOTES (Cost - $6,813,693)				6,934,264

	CONVERTIBLE BOND - 2.1%
	BIOTECHNOLOGY - 2.1%
750,000	Intercept Pharmaceuticals, Inc. (Cost - $700,125)		3.2500	7/1/2023	705,046

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.3%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 59.5%
25,696,155	Fannie Mae-Aces 2010 - M3 X (c,d)		0.1826	3/25/2020	153,575
14,386,604	Fannie Mae-Aces 2010 - M4 X (c,d)		0.7364	6/25/2020	109,986
68,272,759	Fannie Mae-Aces 2010 - M6 X (c,d)		0.1317	9/25/2020	437,372
82,605,806	Fannie Mae-Aces 2011 - M1 X (c,d)		0.0127	6/25/2021	503,379
82,756,663	Fannie Mae-Aces 2011 - M2 X (c,d)		0.0048	4/25/2021	539,858
35,815,060	Fannie Mae-Aces 2011 - M3 X (c,d)		0.0016	7/25/2021	226,642
100,427,135	Fannie Mae-Aces 2011 - M4 X (c,d)		0.0001	6/25/2021	674,745
124,501,649	Fannie Mae-Aces 2011 - M8 X (c,d)		0.0001	8/25/2021	641,962
53,768,444	Fannie Mae-Aces 2011 - M9 X (c,d)		0.0001	1/25/2021	189,030
134,891,063	Fannie Mae-Aces 2012 - M1 X (c,d)		0.0001	10/25/2021	547,995
20,294,992	Fannie Mae-Aces 2012 - M4 X1 (c,d)		0.5542	4/25/2022	254,195
93,104,098	Fannie Mae-Aces 2018 - M5 X1 (c,d)		0.2010	9/25/2021	421,878
72,488,692	Fannie Mae-Aces 2018 - M5 XP (d)		0.2000	9/25/2021	532,339
4,849,533	Freddie Mac Multifamily Structured Pass Through Certificates K033 X1 (c,d)		0.3026	7/25/2023	62,147
19,487,769	Freddie Mac Multifamily Structured Pass Through Certificates K047 X1 (c,d)		0.1403	5/25/2025	180,944
6,275,332	Freddie Mac Multifamily Structured Pass Through Certificates K051 X1 (c,d)		0.5476	9/25/2025	193,186
2,483,425	Freddie Mac Multifamily Structured Pass Through Certificates K057 X1 (c,d)		1.1915	7/25/2026	178,546
5,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K728 X3 (c,d)		1.9538	11/25/2045	485,525
13,926,321	Freddie Mac Multifamily Structured Pass Through Certificates KS03 X (c,d)		0.2979	8/25/2025	170,110
15,000,000	Freddie Mac Multifamily Structured Pass Through Certificates KS07 X (c,d)		0.6534	9/25/2025	597,656
31,515,477	Government National Mortgage Association 2012-46 (c,d)		0.4741	9/16/2053	561,369
18,510,722	Government National Mortgage Association 2012-89 (c,d)		0.6350	12/16/2053	474,337
11,450,838	Government National Mortgage Association 2012-125 (c,d)		0.3848	2/16/2053	302,130
12,664,112	Government National Mortgage Association 2012-132 (c,d)		0.7691	6/16/2054	453,945
5,641,210	Government National Mortgage Association 2013-1 (c,d)		0.6167	2/16/2054	199,389
18,929,758	Government National Mortgage Association 2013-141 (c,d)		0.6140	6/16/2040	346,060
14,957,418	Government National Mortgage Association 2013-146 (c,d)		0.7954	11/16/2048	570,999
7,389,230	Government National Mortgage Association 2013-176 (c,d)		1.0353	3/16/2046	376,389
13,718,240	Government National Mortgage Association 2014-16 (c,d)		0.7378	6/16/2055	520,864
8,250,591	Government National Mortgage Association 2015-23 (c,d)		1.6560	10/16/2041	291,994
3,921,579	Government National Mortgage Association 2015-32 (c,d)		0.8405	9/16/2049	230,138
9,511,607	Government National Mortgage Association 2015-47 (c,d)		0.8325	10/16/2056	538,000
3,948,857	Government National Mortgage Association 2015-68 (c,d)		0.7650	7/16/2057	210,059
15,671	Government National Mortgage Association 2015-107 (c,d)		0.8893	3/16/2057	767
7,847,181	Government National Mortgage Association 2015-120 (c,d)		0.8606	3/16/2057	471,655
3,441,116	Government National Mortgage Association 2015-130 (c,d)		0.8482	7/16/2057	188,831
10,586,775	Government National Mortgage Association 2015-136 (c,d)		0.6559	8/16/2055	528,439
3,218,577	Government National Mortgage Association 2015-146 (c,d)		0.8457	7/16/2055	187,434
7,567,399	Government National Mortgage Association 2015-188 (c,d)		0.7084	7/16/2057	344,506
6,807,822	Government National Mortgage Association 2015-2 (c,d)		0.9093	4/16/2057	463,783

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

Principal Amount ($)	Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.3%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 59.5%
7,328,553	Government National Mortgage Association 2015-26 (c,d)	0.9647	2/16/2058	494,677
4,720,826	Government National Mortgage Association 2015-50 (c,d)	1.0377	8/16/2057	336,359
6,807,711	Government National Mortgage Association 2016-64 (c,d)	0.9635	12/16/2057	461,648
6,188,972	Government National Mortgage Association 2016-67 (c,d)	1.1675	7/16/2057	498,986
3,657,401	Government National Mortgage Association 2016-86 (c,d)	1.0458	3/16/2058	284,592
4,710,878	Government National Mortgage Association 2016-94 (c,d)	1.1716	12/16/2057	387,175
6,649,399	Government National Mortgage Association 2016-106 (c,d)	1.0311	9/16/2058	521,562
6,711,335	Government National Mortgage Association 2016-119 (c,d)	1.1243	4/16/2058	536,907
5,876,381	Government National Mortgage Association 2016-127 (c,d)	0.9483	5/16/2058	438,892
5,355,373	Government National Mortgage Association 2016-143 (d)	0.9606	10/16/2056	408,347
7,035,143	Government National Mortgage Association 2016-175 (c,d)	0.9206	9/16/2058	507,849
7,338,521	Government National Mortgage Association 2017-148 (c,d)	0.6575	7/16/2059	438,660
2,984,150	Government National Mortgage Association 2018-109 (c,d)	0.7674	7/16/2060	245,014
				19,922,826
	U.S. TREASURY OBLIGATIONS - 11.8%
3,000,000	United States Treasury Note	1.2500	1/31/2020	2,964,961
1,000,000	United States Treasury Note	2.5000	1/31/2024	999,609
				3,964,570

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,995,553)			23,887,396

Shares	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
1,934,670	Federated Treasury Obligations Fund Institutional Shares 2.29% (a) (Cost - $1,934,670)			1,934,670

	TOTAL INVESTMENTS - 99.9% (Cost - $33,444,041)			$33,461,376
	OTHER ASSETS LESS LIABILITIES - 0.1%			19,563
	NET ASSETS - 100.0%			$33,480,939

	ABS - Asset Backed Securities
	CLO - Collateralized Loan Obligation
	Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates
(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. On February 28, 2019, these securities
	amounted to $4,248,458 or 12.7 % of net assets.
(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments
	on the underlying pool of assets. The rate shown represents the rate at February 28, 2019.
(d)	Interest only security.

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 62.2%
	ASSET BACKED - 62.2%
2,750,000	ALM VIII Ltd. 2013-8A A1R (a,b)	3 Month LIBOR + 1.49%	4.2773	10/15/2028	2,752,865
1,000,000	ALM XIX Ltd. 2016-19A A1(a,b)	3 Month LIBOR + 1.55%	4.3373	7/15/2028	998,616
1,500,000	ALM XVII Ltd. 2015-17A A2R (a,b)	3 Month LIBOR + 1.60%	4.3873	1/15/2028	1,495,136
1,250,000	Anchorage Capital CLO 8 Ltd. 2016-8A BR (a,b)	3 Month LIBOR + 1.60%	4.3648	7/28/2028	1,243,990
750,000	Anchorage Capital CLO 9 Ltd. 2016-9A A(a,b)	3 Month LIBOR + 1.51%	4.2973	1/15/2029	750,533
1,250,000	Apidos CLO XXIII 2015-23A A1R (a,b)	3 Month LIBOR + 0.82%	3.6073	1/15/2027	1,235,259
1,130,000	ARES XLIII CLO Ltd. 2017-43A A (a,b)	3 Month LIBOR + 1.22%	4.0073	10/15/2029	1,129,292
2,000,000	ARES XXXIII CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 1.35%	4.1012	12/5/2025	2,000,632
4,500,000	Atrium IX 9A AR (a,b)	3 Month LIBOR + 1.24%	3.9468	5/28/2030	4,488,750
5,000,000	Atrium XIII 13A-A1 (a,b)	3 Month LIBOR + 1.18%	3.9410	11/21/2030	4,989,583
250,000	Babson CLO Ltd. 2015-IIA (a,b)B2R	3 Month LIBOR + 1.59%	4.3510	10/20/2030	247,456
1,500,000	Barings Clo Ltd 2016-IIIA A2 (a,b)	3 Month LIBOR + 1.90%	4.6873	1/15/2028	1,500,263
2,020,000	BlueMountain CLO Ltd. 2012-2A A2R (a,b)	3 Month LIBOR + 1.05%	3.6936	11/20/2028	2,012,279
3,850,000	BlueMountain CLO Ltd. 2013-1 A A1R (a,b)	3 Month LIBOR + 1.40%	4.1610	1/20/2029	3,853,513
3,000,000	BlueMountain CLO LTD. 2013-2A A1R (a,b)	3 Month LIBOR + 1.18%	3.9410	10/22/2030	2,989,162
1,750,000	BlueMountain CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 1.33%	4.1269	4/13/2027	1,750,486
2,000,000	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1 (a,b)	3 Month LIBOR + 1.53%	4.2910	10/20/2027	2,001,489
2,000,000	Carlyle US Clo Ltd. 2017-2A A1B (a,b)	3 Month LIBOR + 1.22%	3.9810	7/20/2031	1,994,646
6,250,000	CARLYLE US CLOLtd. 2017-4A A1 (a,b)	3 Month LIBOR + 1.18%	3.9673	1/15/2030	6,238,022
2,035,000	CIFC Funding Ltd. 2013-IA A1R (a,b)	3 Month LIBOR + 1.25%	4.0289	7/16/2030	2,031,396
4,000,000	CIFC Funding Ltd. 2013-2A A1LR (a,b)	3 Month LIBOR + 1.21%	3.9903	10/18/2030	3,986,301
3,000,000	CIFC Funding Ltd. 2015-3A AR (a,b)	3 Month LIBOR + 0.87%	3.6310	4/19/2029	2,960,689
3,400,000	CIFC Funding Ltd. 2015-5A A1R (a,b)	3 Month LIBOR + 0.86%	3.6306	10/25/2027	3,373,655
1,000,000	CIFC Funding Ltd. 2017-1A A (a,b)	3 Month LIBOR + 1.36%	4.1210	4/23/2029	1,000,733
2,000,000	CIFC Funding Ltd. 2017-4A A1 (a,b)	3 Month LIBOR + 1.25%	4.0292	10/24/2030	1,993,794
1,000,000	Dryden 33 Senior Loan Fund 2014-33A AR (a,b)	3 Month LIBOR + 1.43%	4.2173	10/16/2028	1,001,619
4,000,000	Dryden 33 Senior Loan Fund 2014-33A BR (a,b)	3 Month LIBOR + 1.85%	4.6373	10/16/2028	4,000,907
2,000,000	Dryden 33 Senior Loan Fund 2014-33A BR2 (a,b)	3 Month LIBOR + 1.23%	0.0000	4/15/2029	2,000,000
1,000,000	Dryden 33 Senior Loan Fund 2017-49A A (a,b)	3 Month LIBOR + 1.75%	0.0000	4/15/2029	1,000,000
3,085,000	Dryden 49 Senior Loan Fund 2012-25A ARR (a,b)	3 Month LIBOR + 1.21%	3.9903	7/18/2030	3,075,745
3,410,000	Dryden XXV Senior Loan Fund 2012-25A ARR (a,b)	3 Month LIBOR + 0.90%	3.6873	10/15/2027	3,395,166
2,500,000	Dryden XXVI Senior Loan Fund 2013-26A AR (a,b)	3 Month LIBOR + 0.90%	3.6873	4/15/2029	2,475,625
2,000,000	Gilbert Park CLO Ltd. 2017-1A A (a,b)	3 Month LIBOR + 1.19%	3.9773	10/15/2030	1,993,000
2,200,000	LCM XXIII Ltd. 23A A1 (a,b)	3 Month LIBOR + 1.40%	4.1610	10/20/2029	2,203,083
1,500,000	Madison Park Funding X Ltd. 2012-10A AR (a,b)	3 Month LIBOR + 1.45%	4.2110	1/20/2029	1,501,227
1,000,000	Madison Park Funding X Ltd. 2012-10A BR (a,b)	3 Month LIBOR + 1.90%	4.6610	1/20/2029	1,001,448
5,500,000	Madison Park Funding XVIII Ltd. 2015-18A A1R (a,b)	3 Month LIBOR + 1.19%	3.9510	10/21/2030	5,494,170
4,000,000	Madison Park Funding XXVI Ltd. 2017-26A AR (a,b)	3 Month LIBOR + 1.20%	3.9516	7/29/2030	3,996,251
818,385	Magnetite IX Ltd. 2014-9A A1R (a,b)	3 Month LIBOR + 1.00%	3.7706	7/25/2026	818,455
250,000	Magnetite VII Ltd. 2012-7A A1R2 (a,b)	3 Month LIBOR + 0.80%	3.5873	1/15/2028	246,715
2,700,000	Magnetite XII Ltd. 2015-12A X (a,b)	3 Month LIBOR + 0.65%	3.4373	10/15/2031	2,679,702
1,355,000	Magnetite XVIII Ltd. 2016-18A AR (a,b)	3 Month LIBOR + 1.08%	3.7637	11/15/2028	1,353,923
890,000	Neuberger Berman CLO XIV Ltd. 2013-14A AR (a,b)	3 Month LIBOR + 1.25%	4.0147	1/28/2030	889,619
2,200,000	Neuberger Berman CLO XV 2013-15A A1R (a,b)	3 Month LIBOR + 1.18%	3.9673	10/15/2029	2,189,001
724,000	Neuberger Berman CLO XVI-S 2017-16SA A (a,b)	3 Month LIBOR + 0.85%	3.6373	1/15/2028	718,980
3,000,000	Oak Hill Credit Partners 2019 -2A (a,b)	3 Month LIBOR + 0.75%	3.3400	4/21/2031	3,000,000
3,000,000	Octagon Investment Partners XXI Ltd. 2014-1A XRR (a,b)	3 Month LIBOR + 0.75%	3.4429	2/14/2031	2,999,670
1,000,000	OHA Loan Funding 2015-1 Ltd. 2015-1A AR (a,b)	3 Month LIBOR + 1.41%	4.0938	8/15/2029	1,000,625
1,500,000	OHA Loan Funding 2015-1 Ltd. (a,b)	3 Month LIBOR + 1.80%	4.4837	8/15/2029	1,501,111
2,780,000	Race Point VIII CLO Ltd. 2013-8A AR (a,b)	3 Month LIBOR + 1.34%	3.9836	2/20/2030	2,783,452
676,409	Sound Point CLO XVIII Ltd. 2017-2A A (a,b)	3 Month LIBOR + 1.28%	4.0506	7/25/2030	675,936
2,000,000	Symphony CLO XVI Ltd. 2016-18A B (a,b)	3 Month LIBOR + 1.80%	4.5724	1/23/2028	1,996,500
3,000,000	THL Credit Wind River Clo Ltd. 2016-2A X (a,b)	3 Month LIBOR + 0.70%	3.4363	11/1/2031	2,998,203
1,000,000	Voya CLO Ltd. 2013-1A (a,b)	3 Month LIBOR + 1.21%	3.9973	10/15/2030	999,554
1,520,000	Voya CLO Ltd. 2016-3A XR (a,b)	3 Month LIBOR + 0.70%	3.4803	10/18/2031	1,517,872
1,520,000	Voya CLO Ltd. 2017-3A A1A (a,b)	3 Month LIBOR + 1.23%	3.9910	7/20/2030	1,516,200
	TOTAL ASSET BACKED SECURITIES (Cost - $122,335,747)				122,042,299

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.9%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 19.7%
45,861,545	Freddie Mac Multifamily Structured Pass Through Certificates K013 (c)		0.5222	1/25/2021	429,952
3,181,797	Freddie Mac Multifamily Structured Pass Through Certificates KF08 (a)	1 Month LIBOR + 0.30%	2.8137	1/25/2022	3,172,980
536,584	Freddie Mac Multifamily Structured Pass Through Certificates KF10 (a)	1 Month LIBOR + 0.38%	2.8937	7/25/2022	535,979
3,225,823	Freddie Mac Multifamily Structured Pass Through Certificates KF34 (a)	1 Month LIBOR + 0.36%	2.8738	8/25/2024	3,231,872
476,526	Freddie Mac Multifamily Structured Pass Through Certificates KF38 (a)	1 Month LIBOR + 0.33%	2.8438	9/25/2024	475,056
918,860	Freddie Mac Multifamily Structured Pass Through Certificates KF40 (a)	1 Month LIBOR + 0.34%	2.8537	11/25/2027	913,003
4,749,268	Freddie Mac Multifamily Structured Pass Through Certificates KF44 (a)	1 Month LIBOR + 0.19%	2.7038	2/25/2025	4,698,142
1,499,927	Freddie Mac Multifamily Structured Pass Through Certificates KF46 (a)	1 Month LIBOR + 0.22%	2.7338	3/25/2028	1,488,800
4,942,996	Freddie Mac Multifamily Structured Pass Through Certificates KF48 (a)	1 Month LIBOR + 0.29%	2.8037	6/25/2028	4,909,456
1,330,000	Freddie Mac Multifamily Structured Pass Through Certificates KF50 (a)	1 Month LIBOR + 0.40%	2.8899	7/25/2028	1,325,019
3,000,000	Freddie Mac Multifamily Structured Pass Through Certificates KF52 (a)	1 Month LIBOR + 0.42%	2.9338	9/25/2028	3,005,625
1,768,258	Freddie Mac Multifamily Structured Pass Through Certificates K101 (a)	1 Month LIBOR + 0.16%	2.6737	9/25/2022	1,764,946
2,720,000	Freddie Mac Multifamily Structured Pass Through Certificates K103 (a)	1 Month LIBOR + 0.25%	2.7637	2/25/2023	2,719,279

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.9%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 19.7%
29,623,884	Government National Mortgage Association 2013-176 (c)		1.0353	3/16/2046	1,508,966
60,608	Government National Mortgage Association 2015-107 (c)		0.8893	3/16/2057	2,967
20,423,466	Government National Mortgage Association 2016-2 (c)		0.9093	4/16/2057	1,391,349
4,720,826	Government National Mortgage Association 2016-50 (c)		1.0377	8/16/2057	336,359
47,688,314	Government National Mortgage Association 2016-64 (c)		0.9635	12/16/2057	3,233,864
19,070,200	Government National Mortgage Association 2016-67 (c)		1.1675	7/16/2057	1,523,936
1,983,856	Government National Mortgage Association 2018-139 (a)	1 Month LIBOR + 0.35%	2.8348	10/20/2048	1,973,937
					38,641,487
	U.S. TREASURY OBLIGATIONS - 14.2%
5,000,000	United States Treasury Note		1.6250	3/31/2019	4,996,704
3,000,000	United States Treasury Note		1.5000	5/31/2019	2,992,734
5,000,000	United States Treasury Note		1.6250	6/30/2019	4,985,547
5,000,000	United States Treasury Note		1.7500	11/30/2019	4,970,605
10,000,000	United States Treasury Note		2.5000	1/31/2021	9,996,094
					27,941,684

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $66,568,515)				66,583,171

Shares	SHORT-TERM INVESTMENT - 8.9%
	MONEY MARKET FUND - 8.9%
17,421,078	Federated Treasury Obligations Fund - Insitutional Class 2.29% (Cost - $17,421,078) (a)				17,421,078

	TOTAL INVESTMENTS - 105.0% (Cost - $206,325,340)				$206,046,548
	LIABILITIES LESS OTHER ASSETS - (5.0) %				(9,774,819)
	NET ASSETS - 100.0%				$196,271,729

	CLO - Collateralized Loan Obligation
(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. On February 28, 2019, these securities
	amounted to $122,042,299 or 62.2 % of net assets.
(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (ASU) 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. Investments in open-end investment companies are valued at net asset value. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair market value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2019 for each Fund’s assets and liabilities at fair value.

Leader Short Duration Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$26,736,720	$-	$26,736,720
Convertible Bond	-	3,077,860	-	3,077,860
U.S. Government Agency Obligations	-	67,912,301	-	67,912,301
Preferred Stocks	-	1,068,750	-	1,068,750
Short-Term Investments	4,922,615	-	-	4,922,615
Total Investments	$4,922,615	$98,795,631	$-	$103,718,246

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$6,934,264	$-	$6,934,264
Convertible Bonds	-	705,046	-	705,046
U.S. Government & Agency Obligations	-	23,887,396	-	23,887,396
Short-Term Investments	1,934,670	-	-	1,934,670
Total Investments	$1,934,670	$31,526,706	$-	$33,461,376

Leader Floating Rate Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$122,042,299	$-	$122,042,299
U.S. Government & Agency Obligations	-	66,583,171	-	66,583,171
Short-Term Investments	17,421,078	-	-	17,421,078
Total Investments	$17,421,078	$188,625,470	$-	$206,046,548
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis
The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciasion (Deprecation)
Short Duration Bond	$104,797,380	$1,031,869	$(2,111,003)	$(1,079,134)
Total Return	33,444,041	367,277	(349,942)	17,335
Floating Rate	206,329,448	91,745	(374,645)	(282,900)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 4/29/19

By

*/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 4/29/19